Commitments and Contingencies - Corporate-owned Life Insurance Trusts (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) item	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)
Corporate-owned life insurance trusts
Number of life insurance trusts held for former executive officers | item	3	3
Corporate-owned life insurance cash surrender value	$ 11,720	$ 10,788
Corporate-owned life insurance liability	13,143	13,027
Corporate-owned life insurance short-fall	(1,423)	(2,239)
Consolidation of corporate-owned life insurance trusts			$ 1,281
Accumulated Deficit
Corporate-owned life insurance trusts
Consolidation of corporate-owned life insurance trusts	1,300		$ 1,281
Trust #1
Corporate-owned life insurance trusts
Corporate-owned life insurance cash surrender value	5,361	4,972
Corporate-owned life insurance liability	6,068	6,015
Corporate-owned life insurance short-fall	(707)	(1,043)
Trust #2
Corporate-owned life insurance trusts
Corporate-owned life insurance cash surrender value	4,166	3,821
Corporate-owned life insurance liability	4,757	4,715
Corporate-owned life insurance short-fall	(591)	(894)
Trust #3
Corporate-owned life insurance trusts
Corporate-owned life insurance cash surrender value	2,193	1,995
Corporate-owned life insurance liability	2,318	2,297
Corporate-owned life insurance short-fall	$ (125)	$ (302)